10. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2017
Notes
10. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

10.  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The Company’s accounts payable and accrued costs consists of the following:

	December 31, 2017	December 31, 2016
	$	$
Trade accounts payable	160,249	100,342
Accrued liabilities	141,840	257,000
	302,089	357,342